Note 13: Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 10,400,000,000	$ 8,500,000,000
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	114,000,000	133,000,000
Derivative Liability, Fair Value	165,000,000	53,000,000
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	(46,000,000)	72,000,000
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	96,000,000	119,000,000
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	31,000,000
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(39,000,000)	153,000,000
Business Acquisition [Line Items]
Equity Method Investment Other Than Temporary Impairment	66,000,000
Equity Method Investments		248,000,000
Disposal Group Not Discontinued Operation Loss Gain On Write Down		86,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	2,270,000,000	2,032,000,000
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	283,000,000	300,000,000
Customer Financing Notes Receivable Fair Value Disclosure	309,000,000	376,000,000
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(9,575,000,000)	(10,117,000,000)
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	276,000,000	276,000,000
Customer Financing Notes Receivable Fair Value Disclosure	297,000,000	346,000,000
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(11,639,000,000)	(11,500,000,000)
Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	926,000,000	829,000,000
Derivative Financial Instruments Assets, Fair Value Disclosure	114,000,000	133,000,000
Derivative Financial Instruments Liabilities, Fair Value Disclosure	(165,000,000)	(53,000,000)
Quoted price in active markets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	926,000,000	829,000,000
Derivative Financial Instruments Assets, Fair Value Disclosure	0	0
Derivative Financial Instruments Liabilities, Fair Value Disclosure	0	0
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Derivative Financial Instruments Assets, Fair Value Disclosure	114,000,000	133,000,000
Derivative Financial Instruments Liabilities, Fair Value Disclosure	(165,000,000)	(53,000,000)
Unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Derivative Financial Instruments Assets, Fair Value Disclosure	0	0
Derivative Financial Instruments Liabilities, Fair Value Disclosure	0	0
Clipper Windpower [Member]
Business Acquisition [Line Items]
Equity Method Investment Other Than Temporary Impairment		159,000,000
Business Combination Step Acquisition Equity Interest In Acquiree Remeasurement Gain Or Loss		21,000,000
Other Assets, Current [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value	69,000,000	73,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	40,000,000	31,000,000
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value	3,000,000	24,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	2,000,000	5,000,000
Assets, Total [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value	72,000,000	97,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	42,000,000	36,000,000
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Liability at Fair Value	81,000,000	16,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	40,000,000	33,000,000
Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Liability at Fair Value	43,000,000	1,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	1,000,000	3,000,000
Liabilities, Total [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Liability at Fair Value	124,000,000	17,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 41,000,000	$ 36,000,000